Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Interest And Finance Costs
Interest and Finance Costs

13. Interest and Finance Costs:

The amounts in the accompanying unaudited interim Consolidated Statements of Comprehensive Income/(Loss) are analyzed as follows:

	Six months ended June 30,
	2025	2026
Interest on long-term debt (Note 7)	$2,800	$2,441
Amortization of financing costs	115	109
Financing fees and charges	29	78
Total	$2,944	$2,628